Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for income taxes	$ 44.2	$ 408.3
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian statutory income tax rate	26.50%	26.50%
Provision for income taxes at the Canadian statutory income tax rate	$ 228.5	$ 536.1
Non-taxable investment income	(289.7)	(116.2)
Tax rate differential on income and losses outside Canada	(36.4)	(445.3)
Change in unrecorded tax benefit of losses and temporary differences	81.6	210.2
Foreign exchange effect	27.4	12.8
Other including permanent differences	25.0	(15.6)
Change in tax rate for deferred income taxes (excluding U.S. tax reform)	4.3	2.2
Provision relating to prior years	3.5	1.7
Change in tax rate for deferred income taxes related to U.S. tax reform	0.0	222.4
Provision for income taxes	$ 44.2	$ 408.3